Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Non-Current Liabilities [Abstract]
Schedule of non-current liabilities

Composition:

	December 31,
	2020	2019
Warrants (c)	$38	$78
Liability in respect of research and development grants(d)	5,524	5,367
Deferred revenues and other liabilities	1,772	1,690
Lease liabilities(b)	243	663

	$7,577	$7,798

Schedule of lease liabilities

Lease liabilities:

December 31, 2020
Maturity analysis:
Less than one year	463
One to five years	312
Total lease commitments	775
Impact of discounting remaining lease payments	(103)
Total lease liabilities as of December 31, 2020	672

Lease liabilities as of December 31, 2020:	672
Current	429
Non-current	243

Total	$672

December 31, 2019
Maturity analysis:
Less than one year	525
One to five years	1,106
Total lease commitments	1,631
Impact of discounting remaining lease payments	(217)
Total lease liabilities as of January 1, 2019	1,414

Lease liabilities as of December 31, 2019:	1,077
Current	414
Non-current	663

Total	$1,077